Finance costs and finance revenues	12 Months Ended
Dec. 31, 2018
Finance costs and revenues [Line Items]
Disclosure of finance income (cost) [text block]
27.	Finance costs and finance revenues

(a)	Finance costs and finance revenues:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Finance revenues:
Interest on time deposits	5,176	1,050	358
Interests on tax claims	1,701	153	487
Interests on third parties loans	561	813	489
Interests on loans to associates, note 30(a)	92	1,685	4,164
Dividends income	-	-	589
Income from financial instruments	-	-	743
Other finance revenues	341	43	-

	7,871	3,744	6,830
Unrealized variation of the fair value related to contingent consideration liability (b)	1,815	1,773	-

Total finance revenues	9,686	5,517	6,830

Finance costs:
Interest on borrowings	31,538	27,052	18,668
Banking expenses	729	552	319
Tax on financial transactions	173	180	159
Interest on loans	2	1,056	4,643
Increase in debt issuance costs, note 16(f)	-	480	-
Interest on commercial obligations	-	5	496
Other finance costs	8	7	830
	32,450	29,332	25,115
Accrual of the present value for mine closure, note 15(b)	4,982	4,382	4,116
Accrual of debt issuance costs, note 16(f)	1,024	909	-
Unrealized variation of the fair value related to contingent consideration liability (b)	-	-	2,349

Total finance costs	38,456	34,623	31,580

Contingent consideration -
On August 18, 2014, Buenaventura acquired from Minera Gold Fields Peru S.A. (“Gold Fields”) 51 percent of the voting shares of Canteras del Hallazgo S.A.C., which represent the whole interest of Gold Fields in the equity of such entity.

Through the fusion with Canteras del Hallazgo S.A.C, the Company is the owner of the Chucapaca project, which is located in the Ichuña district, in the General Sanchez Cerro province, in the Moquegua department, Peru. According to previously performed studies, there is evidence of the existence of gold, silver, copper and antimony in the area, specifically in the Canahuire deposit.

The purchase and sale agreement considered a contingent consideration of US$23,026,000, which corresponds to the present value of the future royalty payments equivalent to 1.5 percent over the future sales of the minerals arising from the mining properties acquired. The fair value has been determined using the income approach.

Significant increase (decrease) in the future sales of mineral would result in higher (lower) fair value of the contingent consideration liability, while significant increase (decrease) in the discount rate would result in lower (higher) fair value of the liability. Changes in the fair value of this contingent consideration have been recognized through profit or loss in the consolidated statement of profit or loss.

As of December 31, 2018, it is highly probable that the Group reaches the projected future sales. The fair value of the contingent consideration determined as of December 31, 2018 reflects this assumption and changes in metal prices.

A reconciliation of fair value measurement of the contingent consideration liability is provided below:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Beginning balance	17,570	19,343	16,994

Variation of the fair value in results, note 27(a)	(1,815)	(1,773)	2,349
Final balance	15,755	17,570	19,343

Significant unobservable valuation inputs are provided below:

	2018	2017

Annual average of future sales of mineral (US$000)	196,801	193,588
Useful life of mining properties	13	13
Pre-tax discount rate (%)	10	10

The Group has the preferential right of acquisition of the royalty in case Gold Fields decides to sell it.

Minera Yanacocha SRL and subsidiary [Member]
Finance costs and revenues [Line Items]
Disclosure of finance income (cost) [text block]
20.	Finance costs

Finance costs for the year ended December 31, 2018 are mainly related to the unwinding of the discount of the reclamation and mine closure liability amounting to US$36,015,000 (US$21,769,000, and US$14,104,000 for the years ended December 31, 2017 and 2016, respectively). See note 12(b).